RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS:

The Company has two operating leases with Weinstein Enterprises, Inc. (“Landlord”), an affiliated company, principally owned by the Chairman of the Board of Directors of both the Company and Landlord. One lease is for building, improvements, and land located at Jamaica Avenue at 169th Street, Jamaica, New York. Another lease is for premises located at 504-506 Fulton Street, Brooklyn, New York.

In April 2023, the Company exercised one of four five-year option periods with its Landlord to extend the Jamaica Avenue at 169th Street, Jamaica, New York property lease beyond May 31, 2030 for a total of five years through May 31, 2035. As of July 31, 2024, it is not reasonably certain the remaining three options to extend the lease from May 31, 2035 to May 31, 2050 will be exercised by the Company.

Rent payments and expense relating to these two operating leases with Landlord follow:

	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2024	2023	2024	2023
Jamaica Avenue at 169th Street	$625,000	$625,000	$1,150,682	$1,395,185
504-506 Fulton Street	362,250	362,250	381,195	381,195
Total	$987,250	$987,250	$1,531,877	$1,776,380

The following summarizes assets and liabilities related to these two leases:

	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2024	2023	2024	2023	Expiration Date
Jamaica Avenue at 169th Street	$10,600,247	$11,430,657	$4,905,360	$5,210,087	May 31, 2035
504-506 Fulton Street	2,167,727	2,431,554	2,311,539	2,556,421	April 30, 2031
Total	$12,767,974	$13,862,211	$7,216,899	$7,766,508

Upon termination of the Jamaica, New York lease, currently in 2035, all premises included in operating lease right-of-use assets plus leasehold improvements will be turned over to the Landlord.